Form N-1A Supplement	Dec. 22, 2025
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated December 22, 2025

to the Fund’s Prospectus

dated September 29, 2025,

and where applicable the Fund’s Summary Prospectus

(the “Supplement”)

The following amends information contained in the Fund’s current Prospectus and should be read in conjunction with the Fund’s current Prospectus.